INVESTMENT INCOME	12 Months Ended
Dec. 31, 2021
INVESTMENT INCOME
INVESTMENT INCOME

10.     INVESTMENT INCOME

	Years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB

Investment income from disposal of business and long-term equity investments (i)	185	37,525	82
Dividend income from holding of other equity instrument investments	492	156	34
Others	242	63	182
	919	37,744	298

Note:

(i)	The Company and Sinomart KTS Development Limited, Sinopec Natural Gas Limited Company and Sinopec Marketing Company Limited (“Marketing Company”), the subsidiaries of the Company entered into the Agreement on Cash Payment to Purchase Equity in Sinopec Yu Ji Pipeline Company Limited, the Agreement on Additional Issuance of Equity and Cash Payment to Purchase Assets, the Agreement on Cash Payment to Purchase Assets and the Agreement on Additional Issuance of Equity to Purchase Assets with China Oil & Gas Pipeline Network Corporation (“PipeChina”), on July 21, 2020 and on July 23, 2020 respectively, pursuant to which the Company and its subsidiaries proposed to dispose target business, including equity interests in the relevant companies, oil and gas pipeline and ancillary facilities, to PipeChina. The above transactions were considered and approved by the 15th Session of 7th Directorate Meeting on July 23, 2020 and the second Extraordinary General Meeting on September 28, 2020. The transaction consideration was mainly additional issuance of equity and/or cash payment by PipeChina and the gain on above transactions was RMB 37,731 in 2020.